Related party transactions - Disaggregation of proceeds receivable from related parties (Details)	May 31, 2026 USD ($) property	Aug. 31, 2025 USD ($)	Jun. 20, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Proceeds receivable from related parties	$ 6,556,314	$ 10,389,917	$ 10,389,917
Number of properties	4
Sale to third party (cash settlement)
Disclosure of transactions between related parties [line items]
Proceeds receivable from related parties	$ 5,577,163
Number of properties | property	3
Transfer to the Company (non-cash settlement)
Disclosure of transactions between related parties [line items]
Proceeds receivable from related parties	$ 979,151
Number of properties | property	1